Note 1 - Basis of Presentation and General Information (Details Textual)		12 Months Ended
	May 30, 2018 shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) shares	Jan. 08, 2018
Number of Subsidiaries Contributed by Euroseas					7
Working Capital Deficit		$ (13,200,000)
Net Income (Loss) Attributable to Parent, Total		(5,877,861)	$ 16,497	$ 1,119,735
Net Income (Loss) Available to Common Stockholders, Basic, Total		(7,451,735)	(1,918,149)	554,506
Net Cash Provided by (Used in) Operating Activities, Total		2,325,534	15,113,924	$ 3,970,170
Cash, Ending Balance		900,000
Restricted Cash and Cash Equivalents, Total		$ 3,700,000
Preferred Friends Investment Company, Inc [Member] | The Pittas Family [Member]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		36.40%
Preferred Class B [Member]
Stock Issued During Period, Shares, Percentage	50.00%
Common Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares	2,254,830			2,254,830
Net Income (Loss) Attributable to Parent, Total